FINANCIAL LIABILITIES - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 shares	Dec. 24, 2024
Disclosure of financial liabilities [line items]
Number of share issued, opening (in dollar per share) | $ / shares		$ 33.50		$ 33.50
Dividends recognised as distributions to owners | $		$ 57	$ 53	$ 114	$ 106
Class A.2 Shares
Disclosure of financial liabilities [line items]
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)				0		0
Exchangeable share conversion, shares (in shares)				0		0
Exchangeable Shares
Disclosure of financial liabilities [line items]
Exchangeable share, deliver for each unit purchased	1
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)				54,440		199,066
Exchangeable share conversion, shares (in shares)				42,111		19,223
Brookfield Infrastructure Holdings Corporation
Disclosure of financial liabilities [line items]
Exchangeable share, conversion ratio							1
Brookfield Infrastructure Holdings Corporation | Class A.2 Shares
Disclosure of financial liabilities [line items]
Exchangeable share, conversion ratio							1